SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Apr. 01, 2020	Mar. 30, 2020	Jun. 18, 2018	Dec. 31, 2018	Dec. 31, 2019
Subsequent Event [Line Items]
Number of shares issued			3,000,000	5,005,000
Cash paid				$ 67,351	$ 80,021
Subsequent Event [Member] | Consultant [Member] | Agreement [Member]
Subsequent Event [Line Items]
Description of agreement term	This agreement has a term of 12 months and shall be automatically renewed on a month to month basis unless terminated upon 30 days’ written notice.
Subsequent Event [Member] | Consultant [Member] | Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued	110,000
Subsequent Event [Member] | Consultant [Member] | Agreement [Member]
Subsequent Event [Line Items]
Cash paid	$ 5,000
Excercise price of warrant	$ 0.0001
Subsequent Event [Member] | Series A Preferred Stock [Member] | Mr. Mark Palumbo[Member]
Subsequent Event [Line Items]
Number of shares issued		1,000
Shares issued price per share (in dollars per share)		$ 0.0001
Percentage of voting rights		60.00%